OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Payroll and related accruals	$ 1,895	$ 1,719
Accrued expenses - subcontractors	1,053	883
Accrued expenses	607	564
Accrued commissions	434	357
Tax authorities	361	140
Others		87
Total other accounts payable and accrued expenses	$ 4,350	$ 3,750